Other Payables and Accrued Liabilities - Other Payables and Accrued Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Employee related liabilities	$ 273	$ 383
Employee compensated absences	114	128
Taxes other than income taxes	68	85
Advances	33	32
Payables to equity-method investments	50	81
Obligations for capacity rights	2	3
Derivative instruments	73	4
Provision for restructuring	32	65
Current portion of pension	9	12
Royalties	26	37
Others	161	107
Total	$ 841	$ 937